Loan Servicing (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Servicing [Abstract]
Serviced sold mortgage loans	$ 1,349	$ 1,471	$ 1,518
Serviced sold mortgage loans with recourse	25	36
Capitalized mortgage servicing rights	1.7	3.1	5.5
Amortization of mortgage servicing rights	$ 2.6	$ 3.2	$ 4.0